Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment [Abstract]
Schedule of Financial Statements for Services Received from Employees and Officers	The expense recognized in the financial statements for services received from employees and officers is shown in the following table:
	Year ended December 31,
	2023	2022	2021
	USD in thousands

Equity-settled share-based payment plans	7,115	10,516	5,897

Schedule of Fair Value Measurement of the Share Options	The inputs used for the fair value measurement of the share options for the above grant based on the Black and Scholes model are as follows:
Expected volatility of the share prices (%)	80.03%
Risk-free interest rate (%)	4.02%
Expected life of share options (years)	9.66
Share price (NIS)	8.29	$(2.26)

Schedule of Number of Share Options and the Weighted Average Exercise Prices	The following table presents the changes in the number of share options and the weighted average exercise prices of share options:
	2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Share options outstanding at beginning of year	844,148	16.02	1,139,102	6.93
Share options granted during the year	128,238	1.14	29,650	18.61
Share options exercised during the year	145,874	12.8	161,187	4.69
Share options forfeited during the year	9,553	0.04	144,686	12.30
Share options expired during the year	445,384	17.91	18,731	0.65

Share options outstanding at end of year	371,575	10.01	844,148	15.94

Share options exercisable at end of year	359,688	9.95	781,073	16.54

Schedule of Status of RSUs	A summary of the status of RSUs under the Plan as of December 31, 2023 and changes during the relevant period ended on that date is presented below:
Number of RSU

Outstanding at beginning of year	457,137
Granted*	1,697,743
Vested	278,580
Forfeited and cancelled	260,605

Outstanding at end of year	1,615,695
*	This includes shares granted with performance obligations which were not fulfilled as of December 31, 2023.

Schedule of Total Equity-Based Compensation Expense	The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2023, 2022 and 2021, was comprised as follows:
	Year ended December 31,
	2023	2022	2021

Cost of revenues	35	206	-
Research and development expenses	3,010	603	3,122
Sales and marketing expenses	211	1,504	2,775
General and administrative expenses	3,859	8,203	-

Total share-based payment	7,115	10,516	5,897